Segments Segment (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following schedule presents segment information about the Company’s operations for the six months ended June 30, 2020 and 2019 (in thousands).

	Kamsarmax	Ultramax	Corporate	Total
Six Months Ended June 30, 2020
Vessel revenue	$27,946	$39,044	$—	$66,990
Voyage expenses	1,453	1,367	—	2,820
Vessel operating cost	15,629	31,306	—	46,935
Charterhire expense	7,207	1,967	—	9,174
Vessel depreciation	8,893	16,130	—	25,023
General and administrative expenses	1,011	2,056	10,238	13,305
Loss / write-down on assets held for sale	9,394	7,615	—	17,009
Interest income	—	—	172	172
Income from equity investment	—	—	(102,324)	(102,324)
Foreign exchange loss	—	—	(130)	(130)
Financial expense, net	—	—	(20,196)	(20,196)
Segment loss	$(15,641)	$(21,397)	$(132,716)	$(169,754)

	Kamsarmax	Ultramax	Corporate	Total
Six Months Ended June 30, 2019
Vessel revenue	$39,111	$61,977	$—	$101,088
Voyage expenses	146	199	—	345
Vessel operating cost	17,331	34,165	—	51,496
Charterhire expense	1,487	1,795	—	3,282
Vessel depreciation	9,163	18,107	—	27,270
General and administrative expenses	1,112	2,062	12,886	16,060
Loss / write down on assets held for sale	7,352	4,883	—	12,235
Interest income	—	—	674	674
Income from equity investment	—	—	68,646	68,646
Foreign exchange loss	—	—	(51)	(51)
Financial expense, net	—	—	(28,170)	(28,170)
Segment income	$2,520	$766	$28,213	$31,499
Identifiable assets, classified by the segment by which the Company operates, are as follows (in thousands):

Identifiable assets
	June 30, 2020	December 31, 2019
Held by vessel owning subsidiaries or allocated to segments:
Kamsarmax	476,481	543,280
Ultramax	892,857	920,149
Held by parent and other subsidiaries, not allocated to segments:
Cash and cash equivalents	56,502	19,564
Other	61,873	182,566
Total identifiable assets	$1,487,713	$1,665,559